Related party transactions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Equity Method Investee
Transactions with Third Party [Line Items]
Reimbursement of expenses	$ 942	$ 1,266	$ 1,936	$ 2,012